Other equity instruments and own shares (Details) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€) € / shares shares	Dec. 31, 2022 EUR (€) donation € / shares shares	Dec. 31, 2021 EUR (€) shares	Jan. 30, 2024 shares	Dec. 31, 2020 EUR (€) shares	Sep. 08, 2017 EUR (€)
Disclosure Of Other Equity Instruments And Own Shares [Line Items]
Fidelity bonds, nominal value | €						€ 981
Fidelity bonds, market value | €	€ 720	€ 688	€ 658			€ 686
Total equity | €	€ 104,241	€ 97,585	€ 97,053		€ 91,322
Number of shares held (in shares)	16,184,146,059	16,794,401,584	17,340,641,302	15,825,578,572	17,340,641,302
Treasury shares, percentage of issued share capital	1.84%	1.45%	1.60%
Purchase of treasury shares (in shares)	911,293,677	713,359,786
Average purchase price of bank shares (in euro per share) | € / shares	€ 3.41	€ 2.87
Treasury shares, number of shares transferred (in shares)	246,911,504	201,022,983
Average selling price of bank shares (in euro per share) | € / shares	€ 3.34	€ 2.85
Treasury shares, number of shares transferred through donations (in shares)	6,617,008	36,700,000
Number of extraordinary donations | donation		2
Treasury shares, number of shares amortized (in shares)	610,255,525	546,239,718
Net profit from transaction with treasury shares | €	€ 13	€ 7	€ 23
2021 program, second program
Disclosure Of Other Equity Instruments And Own Shares [Line Items]
Purchase of treasury shares (in shares)		286,309,445
2022 program
Disclosure Of Other Equity Instruments And Own Shares [Line Items]
Number of shares held (in shares)		340,406,572
Purchase of treasury shares (in shares)		220,942,806
2022 Program, Second
Disclosure Of Other Equity Instruments And Own Shares [Line Items]
Purchase of treasury shares (in shares)	389,312,719
2023 Program
Disclosure Of Other Equity Instruments And Own Shares [Line Items]
Purchase of treasury shares (in shares)	286,842,316
Equity instruments issued (not capital)
Disclosure Of Other Equity Instruments And Own Shares [Line Items]
Total equity | €	€ 720	€ 688	658		€ 627
Other equity instruments
Disclosure Of Other Equity Instruments And Own Shares [Line Items]
Total equity | €	195	175	152		163
Treasury shares
Disclosure Of Other Equity Instruments And Own Shares [Line Items]
Total equity | €	€ (1,078)	€ (675)	€ (894)		€ (69)
Number of shares held (in shares)	297,815,673	243,689,025	277,591,940